Segment Information (Amounts Related To Statements of Operations For Each Segment) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Gathering And Processing	Dec. 31, 2012 Successor Gathering And Processing	Dec. 31, 2011 Successor Gathering And Processing	Dec. 31, 2010 Successor Natural Gas Transportation	Dec. 31, 2012 Successor Natural Gas Transportation	Dec. 31, 2011 Successor Natural Gas Transportation	Dec. 31, 2010 Successor NGL Services	Dec. 31, 2012 Successor NGL Services	Dec. 31, 2011 Successor NGL Services	Dec. 31, 2010 Successor Contract Services	Dec. 31, 2012 Successor Contract Services	Dec. 31, 2011 Successor Contract Services	Dec. 31, 2010 Successor Corporate	Dec. 31, 2012 Successor Corporate	Dec. 31, 2011 Successor Corporate	Dec. 31, 2010 Successor Eliminations	Dec. 31, 2012 Successor Eliminations	Dec. 31, 2011 Successor Eliminations	May 25, 2010 Predecessor	May 25, 2010 Predecessor Gathering And Processing	May 25, 2010 Predecessor Natural Gas Transportation	May 25, 2010 Predecessor NGL Services	May 25, 2010 Predecessor Contract Services	May 25, 2010 Predecessor Corporate	May 25, 2010 Predecessor Eliminations
External Revenue	$ 716	$ 2,000	$ 1,434	$ 607	$ 1,797	$ 1,226	$ 0	$ 1	$ 1	$ 0	$ 0	$ 0	$ 99	$ 183	$ 190	$ 10	$ 19	$ 17	$ 0	$ 0	$ 0	$ 505	$ 439	$ 0	$ 0	$ 59	$ 7	$ 0
Intersegment Revenue	0	0	0	0	0	0	0	0	0	0	0	0	14	21	17	0	0	0	(14)	(21)	(17)	0	0	0	0	9	0	(9)
Cost of Sales	504	1,387	1,013	497	1,373	993	(3)	(1)	(2)	0	0	0	10	15	22	0	0	0	0	0	0	358	353	(1)	0	6	0	0
Total segment margin	212	613	421	110	423	233	3	2	3	0	0	0	103	189	185	10	20	17	(14)	(21)	(17)	147	86	1	0	62	7	(9)
Operation and maintenance	78	228	147	54	183	98	0	0	0	1	0	0	37	66	66	0	0	0	(14)	(21)	(17)	48	33	0	0	24	0	(9)
Depreciation and Amortization	76	252	169	46	159	87	0	0	0	0	0	0	29	86	78	1	7	4	0	0	0	42	25	0	0	16	1	0
Share of unconsolidated affiliates’ net income	54	105	120	0	(10)	0	54	71	92	0	44	28	0	0	0	0	0	0	0	0	0	16	0	16	0	0	0	0
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	$ 159	$ 560	$ 406	$ 93	$ 395	$ 282	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 62	$ 164	$ 120	$ 4	$ 1	$ 4	$ 0	$ 0	$ 0	$ 64	$ 44	$ 0	$ 0	$ 18	$ 2	$ 0